Mortgage Banking Activities , Mortgage Servicing Rights Carried at Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in MSRs measured at fair value
Fair value, beginning of year	$ 14,467
Changes in fair value:
Due to changes in valuation model inputs or assumptions	(3,680)	(2,957)	(1,534)
Other changes in fair value	(2,141)	(2,554)	(3,436)
Total changes in fair value of MSRs measured at fair value	(5,821)	(5,511)	(4,970)
Fair value, end of year	12,603	14,467
Carried at Fair Value [Member]
Changes in MSRs measured at fair value
Fair value, beginning of year	14,467	16,004	14,714
Adjustments from adoption of consolidation accounting guidance	0	(118)	0
Acquired from Wachovia	0	0	34
Servicing from securitizations or asset transfers	3,957	4,092	6,226
Net additions	3,957	3,974	6,260
Changes in fair value:
Due to changes in valuation model inputs or assumptions	(3,680)	(2,957)	(1,534)
Other changes in fair value	(2,141)	(2,554)	(3,436)
Total changes in fair value of MSRs measured at fair value	(5,821)	(5,511)	(4,970)
Fair value, end of year	$ 12,603	$ 14,467	$ 16,004